Derivative Financial Instruments - Details of Interest Rate and Currency Derivative Financial Instruments (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Euro
Disclosure of detailed information about financial instruments [line items]
Sensitivity debt	$ 15,412
Sensitivity DFIs	(14,447)
Sensitivity net	965
Sensitivity Debt	(66,247)
Pounds sterling
Disclosure of detailed information about financial instruments [line items]
Sensitivity debt	489
Sensitivity DFIs	(489)
Sensitivity net	0
Sensitivity Debt	(5,447)
Yen
Disclosure of detailed information about financial instruments [line items]
Sensitivity debt	800
Sensitivity DFIs	(740)
Sensitivity net	60
Sensitivity Debt	(4,821)
Peso
Disclosure of detailed information about financial instruments [line items]
Sensitivity debt	6,309
Sensitivity DFIs	327
Sensitivity net	6,636
Sensitivity Debt	(113,756)
UDI
Disclosure of detailed information about financial instruments [line items]
Sensitivity debt	6,277
Sensitivity DFIs	(6,277)
Sensitivity net	0
Sensitivity Debt	(17,672)
Interbank Yield Curves Sensitivity | Euro
Disclosure of detailed information about financial instruments [line items]
Sensitivity debt	(72,172)
Sensitivity DFIs	49,857
Sensitivity net	(22,315)
VaR 95% Net	(12,294)
Interbank Yield Curves Sensitivity | Pounds sterling
Disclosure of detailed information about financial instruments [line items]
Sensitivity debt	(5,612)
Sensitivity DFIs	5,612
Sensitivity net	0
VaR 95% Net	0
Interbank Yield Curves Sensitivity | Yen
Disclosure of detailed information about financial instruments [line items]
Sensitivity debt	(5,103)
Sensitivity DFIs	(1,343)
Sensitivity net	(6,446)
VaR 95% Net	(7,227)
Interbank Yield Curves Sensitivity | Peso
Disclosure of detailed information about financial instruments [line items]
Sensitivity debt	(118,168)
Sensitivity DFIs	(17,731)
Sensitivity net	(135,899)
VaR 95% Net	(142,785)
Interbank Yield Curves Sensitivity | UDI
Disclosure of detailed information about financial instruments [line items]
Sensitivity debt	(20,627)
Sensitivity DFIs	20,627
Sensitivity net	0
VaR 95% Net	$ 0